Document And Entity Information	3 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	Other
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	SOUTHWEST IOWA RENEWABLE ENERGY, LLC
Entity Central Index Key	0001424844
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Current Assets
Cash and cash equivalents	$ 7,353,932	$ 11,006,590	$ 3,432,544
Restricted cash	301,741	301,361
Accounts receivable	318,728	224,176
Accounts receivable, related party	16,460,473	17,642,245	23,392,670
Due from broker	1,626,070	3,428,450	2,260,015
Inventory	12,447,055	11,198,147	8,013,153
Derivative financial instruments, related party	7,282	0	688,039
Prepaid expenses and other	1,504,243	1,107,354	533,513
Total current assets	40,019,524	44,908,323	38,319,934
Property, Plant, and Equipment
Land	2,064,090	2,064,090	2,064,090
Plant, Building and Equipment	203,965,704	203,749,761	199,771,260
Office and Other Equipment	742,360	742,360	720,529
Total Cost	206,772,154	206,556,211	202,555,879
Accumulated Depreciation	(45,147,143)	(42,293,441)	(28,757,303)
Net property and equipment	161,625,011	164,262,770	173,798,576
Other Assets
Other			1,142,388
Financing costs, net of amortization	1,672,472	1,538,733	1,930,482
Total other assets	1,672,472	1,538,733	3,072,870
Total Assets	203,317,007	210,709,826	215,191,380
LIABILITIES AND MEMBERS' EQUITY
Accounts payable	1,578,703	2,090,561	978,388
Accounts payable, related parties	4,053,367	5,239,128	2,542,055
Derivative financial instruments, related party		2,097,075
Derivative financial instruments	576,688	2,875,075	75,125
Accrued expenses	2,285,432	2,615,092	2,624,916
Accrued expenses, related parties	4,432,606	3,831,583	2,913,206
Current maturities of notes payable	12,897,698	21,236,780	18,058,574
Total current liabilities	25,824,494	39,985,294	27,192,264
Notes payable, less current maturities	119,198,464	121,400,805	135,868,087
Other	575,011	600,010	700,006
Total long term liabilities	119,773,475	122,000,815	136,568,093
Commitments and Contingencies
Members' Equity
Members' capital, 13,139 units issued & outstanding	76,474,111	76,474,111	76,474,111
Accumulated (deficit)	(18,755,073)	(27,750,394)	(25,043,088)
Total members' equity	57,719,038	48,723,717	51,431,023
Total Liabilities and Members' Equity	$ 203,317,007	$ 210,709,826	$ 215,191,380

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Balance Sheets [Abstract]
Financing costs, amortization	$ 2,446,577	$ 2,341,400	$ 1,949,651
Members' capital, units issued	13,139	13,139	13,139
Members' capital, units outstanding	13,139	13,139	13,139

Statements Of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Statements Of Operations [Abstract]
Revenues	$ 95,196,683	$ 62,265,743	$ 333,088,857	$ 207,833,200
Cost of Goods Sold
Cost of goods sold-non hedging	85,816,377	58,144,413	327,923,835	205,108,935
Realized & unrealized hedging (gains) and losses	(3,390,641)	887,819	(6,325,414)	(2,036,833)
Cost of Goods Sold	82,425,736	59,032,232	321,598,421	203,072,102
Gross Margin	12,770,947	3,233,511	11,490,436	4,761,098
General and Administrative Expenses	1,312,817	1,200,888	4,357,402	4,540,205
Operating Income	11,458,130	2,032,623	7,133,034	220,893
Other (Income) Expense
Interest income	(4,717)	(3,972)	17,835	46,473
Interest expense	2,474,364	2,439,563	(9,901,706)	(9,348,760)
Miscellaneous income	(6,838)	(6,650)	43,531	130,032
Total Other Expense	2,462,809	2,428,941	(9,840,340)	(9,172,255)
Net Income (Loss)	$ 8,995,321	$ (396,318)	$ (2,707,306)	$ (8,951,362)
Weighted average units outstanding	13,139	13,139	13,139	13,139
Net (loss) per unit-basic and diluted	$ 684.63	$ (30.16)	$ (206.05)	$ (681.28)

Statements Of Members' Equity (USD $)	Members' Capital [Member]	Earnings (Deficit) Accumulated [Member]	Total
Balance at Sep. 30, 2009	$ 76,474,111	$ (16,091,726)	$ 60,382,385
Net (loss)		(8,951,362)	(8,951,362)
Balance at Sep. 30, 2010	76,474,111	(25,043,088)	51,431,023
Net (loss)		(2,707,306)	(2,707,306)
Balance at Sep. 30, 2011	$ 76,474,111	$ (27,750,394)	$ 48,723,717

Condensed Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Cash Flows from Operating Activities
Net income (loss)	$ 8,995,321	$ (396,318)	$ (2,707,306)	$ (8,951,362)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	2,853,703	4,849,211	13,536,138	19,157,086
Amortization	105,177	97,935	391,749	481,974
Forgiveness of IDED note				(100,000)
(Increase) decrease in current assets:
Accounts receivable	1,087,220	6,065,771	5,526,249	(9,164,776)
Inventories	(1,248,908)	(6,638,570)	(3,184,994)	(3,099,478)
Prepaid expenses and other	(599,552)	(691,664)	(573,841)	(94,082)
Derivative financial instruments	(2,104,357)	(11,447,231)	688,039	(349,226)
Due from broker	1,802,380	(2,599,531)	(1,168,435)	(151,748)
Decrease in other non-current liabilities	(24,999)		(99,996)	(99,996)
Increase (decrease) in current liabilities:
Accounts payable	(1,697,619)	686,118	3,809,246	(2,826,473)
Derivative financial instruments	(2,298,387)	3,694,625	4,897,025
Accrued expenses	271,363	1,905,157	4,193,566	3,400,904
Net cash provided by (used in) operating activities	7,141,342	(4,474,497)	25,307,440	(1,797,177)
Cash Flows from Investing Activities
Purchase of property and equipment	(215,943)	(2,376,052)	(2,857,944)	(2,376,317)
Increase in other long term assets				1,142,388
Increase in restricted cash	(380)	(300,000)	(301,361)
Net cash (used in) investing activities	(216,323)	(2,676,052)	(3,159,305)	(3,518,705)
Cash Flows from Financing Activities
Payments for financing costs	(36,254)			(30,139)
Proceeds from borrowings	1,000,000	7,300,000	13,300,000	13,726,754
Payments on borrowings	(11,541,423)	(2,191,258)	(27,874,089)	(12,403,273)
Net cash provided by (used in) financing activities	(10,577,677)	(5,108,742)	(14,574,089)	1,293,342
Net increase (decrease) in cash and cash equivalents	(3,652,658)	(2,041,807)	7,574,046	(4,022,540)
Cash and Equivalents-Beginning of Period	11,006,590	3,432,544	3,432,544	7,455,084
Cash and Equivalents-End of Period	7,353,932	1,390,737	11,006,590	3,432,544
Supplemental Disclosures of Noncash Investing And Financing Activities
Payment on Bridge loan in exchange for Negotiable Subordinated Term Note				(8,773,300)
Use of Deposit for Purchase of Property and Equipment			(1,142,388)
Use of deposit for purchase of assets, payment of financing costs	202,662	1,142,388
Accrued interest included in long term debt		810,249	3,285,013	3,590,027
Cash Paid for Interest	$ 2,447,889	$ 1,517,572	$ 5,716,274	$ 6,138,928

Nature Of Business	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Nature Of Business [Abstract]
Nature Of Business
Note 1:  Nature of Business

Southwest Iowa Renewable Energy, LLC (the "Company"), located in Council Bluffs, Iowa, was formed in March, 2005 and began producing ethanol in February 2009.  The Company operates at 100% of its 110 million gallon nameplate capacity.  The Company sells its ethanol, modified wet distillers grains with solubles, corn syrup and corn oil in the continental United States.  The Company sells its dried distillers grains with solubles in the continental United States, Mexico, and the Pacific Rim.

Note 1:    Nature of Business

Southwest Iowa Renewable Energy, LLC (the "Company"), located in Council Bluffs, Iowa, was formed in March, 2005 and began producing ethanol in February 2009.  In the year ended September 30, 2011 ("Fiscal 2011") and the year ended September 30, 2010 ("Fiscal 2010"), the Company operated at 100% of its 110 million gallon nameplate capacity.  The Company sells its ethanol, modified wet distillers grains with solubles, and corn syrup in the continental United States.  The Company sells its dried distillers grains with solubles in the continental United States, Mexico, and the Pacific Rim.

Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
Note 2:  Summary of Significant Accounting Policies

Basis of Presentation and Other Information

The balance sheet as of September 30, 2011 was derived from the Company's audited balances as of that date.  The accompanying financial statements as of and for the three months ended December 31, 2011 and 2010 are unaudited and reflect all adjustments (consisting only of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of the financial position and operating results for the interim periods.  These unaudited financial statements and notes should be read in conjunction with the audited financial statements and notes thereto, for the year ended September 30, 2011 ("Fiscal 2011") contained in the Company's Annual Report on Form 10-K.  The results of operations for the interim periods presented are not necessarily indicative of the results for the entire year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Cash & Cash Equivalents

The Company considers all highly liquid debt instruments purchased with a maturity of three months or less when purchased to be cash equivalents.

Restricted Cash

The Company has restricted cash used as collateral for a loan with the Iowa Department of Economic Development ("IDED").

Financing Costs

Financing costs incurred in obtaining debt financing are recorded at cost.  The Company began amortizing these costs using the effective interest method over the terms of the agreements.  Costs associated with the debt financing in progress are capitalized and will be accounted for over the term of the final agreement or written off if the financing agreements do not occur.

Concentration of Credit Risk

The Company's cash balances are maintained in bank deposit accounts which at times may exceed federally-insured limits.  The Company has not experienced any losses in such accounts.

Revenue Recognition

The Company sells ethanol and related products pursuant to marketing agreements.  Revenues are recognized when the marketing company (the "Customer") has taken title to the product, prices are fixed or determinable and collectability is reasonably assured.  The Company's products are generally shipped FOB loading point.  The Company's ethanol sales are handled through an ethanol agreement (the "Ethanol Agreement") with Bunge North America, Inc. ("Bunge").  Syrup, dried distillers grains and solubles, and modified wet distillers grains with solubles (co-products) are sold through a distillers grains agreement (the "DG Agreement") with Bunge, which sets the price based on the market price to third parties.  Marketing fees, agency fees, and commissions due to the marketers are paid separately from the settlement for the sale of the ethanol products and co-products and are included as a component of cost of goods sold.  Shipping and handling costs incurred by the Company for the sale of ethanol and co-products are included in cost of goods sold.

Accounts Receivable

Trade accounts receivable are recorded at original invoice amounts less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis.  Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering customers' financial condition, credit history and current economic conditions.  As of December 31, 2011, management had determined no allowance is necessary.  Receivables are written off when deemed uncollectible and recoveries of receivables written off are recorded when received.

Incentive Compensation Plan

The Company established an incentive compensation plan under which employees may be awarded equity appreciation units and equity participation units.  The fair value of the awards is amortized over the vesting period set for each award.  The units outstanding as of December 31, 2011 vest three years from the grant date.

Investment in Commodities Contracts, Derivative Instruments and Hedging Activities

The Company's operations and cash flows are subject to fluctuations due to changes in commodity prices.  The Company is subject to market risk with respect to the price and availability of corn, the principal raw material used to produce ethanol and ethanol by-products.  Exposure to commodity price risk results from its dependence on corn in the ethanol production process.  In general, rising corn prices result in lower profit margins and, therefore, represent unfavorable market conditions.  This is especially true when market conditions do not allow the Company to pass along increased corn costs to customers.  The availability and price of corn is subject to wide fluctuations due to unpredictable factors such as weather conditions, farmer planting decisions, governmental policies with respect to agriculture and international trade and global demand and supply.

To minimize the risk and the volatility of commodity prices, primarily related to corn and ethanol, the Company uses various derivative instruments, including forward corn, ethanol and distillers grains purchase contracts, over-the-counter and exchange-trade futures and option contracts.  When the Company has sufficient working capital available, it enters into derivative contracts to hedge its exposure to price risk related to forecasted corn needs and forward corn purchase contracts.  The Company uses cash, futures and options contracts to hedge changes to the commodity prices of corn and ethanol.

Management has evaluated the Company's contracts to determine whether the contracts are derivative instruments. Certain contracts that literally meet the definition of a derivative may be exempted from derivative accounting as normal purchases or normal sales.  Normal purchases and normal sales are contracts that provide for the purchase or sale of something other than a financial instrument or derivative instrument that will be delivered in quantities expected to be used or sold over a reasonable period in the normal course of business.  Contracts that meet the requirements of normal purchases or sales are documented as normal and exempted from the accounting and reporting requirements of derivative accounting.   Gains and losses on contracts that are designated as normal purchases or normal sales contracts are not recognized until quantities are delivered or utilized in production.

The Company applies the normal purchase and sale exemption to forward contracts relating to ethanol and distillers grains and solubles and therefore these forward contracts are not marked to market. As of December 31, 2011, the Company was committed to sell 3,617,566 gallons of ethanol and 42,150 tons of distillers grains and solubles.

Forward corn purchase contracts initiated after September 28, 2010 are not exempt from the accounting and reporting requirements of derivative accounting as the Company elected to net settle its forward corn contracts.  Because there is no physical delivery associated with net-settled forward contracts, the Company no longer applies the normal purchase and sale exemption under derivative accounting for forward purchases of corn.

Changes in fair value of our forward corn contracts, which are marked to market each period, are included in costs of goods sold.  As of December 31, 2011, the Company was committed to purchasing 3.234 million bushels of corn on a forward contract basis resulting in a total commitment of approximately $19,099,000.  These forward contracts had a fair value of approximately $19,106,000 at December 31, 2011.

In addition, the Company enters into short-term cash, options and futures contracts as a means of managing exposure to changes in commodity prices.  The Company enters into derivative contracts to hedge the exposure to volatile commodity price fluctuations.  The Company maintains a risk management strategy that uses derivative instruments to minimize significant, unanticipated earnings fluctuations caused by market volatility.  The Company's specific goal is to protect itself from large moves in commodity costs.  All derivatives are designated as non-hedge derivatives and the contracts will be accounted for at fair value.  Although the contracts are considered economic hedges of specified risks, they are not designated as and accounted for as hedging instruments.

The Company is exposed to certain risks related to ongoing business operations.  The primary risks that the Company manages by using forward or derivative instruments are price risk on anticipated purchases of corn and sales of ethanol.

As part of its trading activity, the Company uses futures and option contracts offered through regulated commodity exchanges to reduce risk and risk of loss in the market value of inventories.  To reduce that risk, the Company generally takes positions using cash and futures contracts and options.  The gains or losses are included in revenue if the contracts relate to ethanol and cost of goods sold if the contracts relate to corn. During the three months ended December 31, 2011 and 2010, the Company recorded a combined realized and unrealized (gain) loss of ($3,390,641) and $887,819, respectively, as a component of cost of goods sold.

The Company is subject to market risk with respect to the price and availability of corn, the principal raw material used to produce ethanol and ethanol co-products.  In general, rising corn prices result in lower profit margins and, therefore, represent unfavorable market conditions.  This is especially true when market conditions do not allow the Company to pass along increased corn costs to customers.  The availability and price of corn is subject to wide fluctuations due to unpredictable factors such as weather conditions, farmer planting decisions, governmental policies with respect to agriculture and international trade and global demand and supply.

The effect of derivatives on the gross margin for the three months ended December 31, 2011 and 2010 is summarized below:

		Balance Sheet Classification	Number of Bushels at December, 2011	Fair Value at December 31, 2011	Fair Value at September 30, 2011
Derivative	Asset
	Derivative financial instruments, related party	Current Asset/(current lliability)	3,004,782	$7,282	$(2,097,075)
	Derivative financial instruments	(Current Liability)	1,700,000	$576,687	$(2,875,075)

	Statement of Operations Classification	Three Months Ended December 31, 2011	Three Months Ended December 31, 2010

Realized (gains) losses	Cost of Goods Sold	$(1,012,103)	$4,075,180
Unrealized (gains) losses	Cost of Goods Sold	4,402,744	(3,187,361)
Net realized and unrealized (gains) losses		$(3,390,641)	$887,819

Inventory

Inventory is stated at the lower of cost or market value using the average cost method.  Market value is based on current replacement values, except that it does not exceed net realizable values and it is not less than the net realizable values reduced by an allowance for normal profit margin.

Property and Equipment

Property and equipment are stated at cost.  Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings                                                      40 Years
Process Equipment                                     10 - 20 Years
Office Equipment                                         3-7 Years
Maintenance and repairs are charged to expense as incurred; major improvements and betterments are capitalized.  Effective January 1, 2011, the Company increased the estimate of useful life on a significant portion of its processing equipment.  This change in estimate is accounted for on a prospective basis.  This change resulted in a decrease in depreciation expense of approximately $0 compared with the three months ended December 31, 2010.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.   An impairment loss would be recognized when estimated undiscounted future cash flows from operations are less than the carrying value of the asset group.  An impairment loss would be measured by the amount by which the carrying value of the asset exceeds the fair value of the asset.  In accordance with Company policies, management found no event to have occurred that would trigger an evaluation of the plant for possible impairment on future cash flows from operations.

Income Taxes

The Company has elected to be treated as a partnership for federal and state income tax purposes and generally does not incur income taxes.  Instead, the Company's earnings and losses are included in the income tax returns of the members.  Therefore, no provision or liability for federal or state income taxes has been included in these financial statements.

Management has evaluated the Company's tax positions under the Financial Accounting Standards Board issued guidance on accounting for uncertainty in income taxes and concluded that the Company has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of this guidance.  With few exceptions, the Company is no longer subject to income tax examinations by the U.S. Federal, state or local authorities for the years before 2008.

Net income (loss) per unit

Income (Loss) per unit has been computed on the basis of the weighted average number of units outstanding during each period presented.

Fair value of financial instruments

The carrying amounts of cash and cash equivalents, derivative financial instruments, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short term nature of these instruments.  The Company believes it is not practical to estimate the fair value of debt.

Risks and Uncertainties

The Volumetric Ethanol Excise Tax Credit ("VEETC") expired on December 31, 2011.  Given the ongoing debate in budget discussions in the U.S. Congress, it does not appear likely that the VEETC will be reinstated.  It is likely that the elimination of the VEETC will have a negative impact on the price of ethanol and the demand for ethanol in the market due to reduced discretionary blending of ethanol.  Discretionary blending occurs when gasoline blenders use ethanol to reduce the cost of blended gasoline.  However, due to the Renewable Fuels Standard (the "RFS"), demand for ethanol may continue to mirror the RFS requirement.  If the RFS is reduced or eliminated, the decrease in demand for ethanol related to the elimination of VEETC may be more substantial.

Note 2:    Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Cash & Cash Equivalents

The Company considers all highly liquid debt instruments purchased with a maturity of three months or less when purchased to be cash equivalents.

Restricted Cash

The Company has restricted cash used as collateral for a loan with the Iowa Department of Economic Development ("IDED").

Financing Costs

Financing costs associated with the construction and revolving loans are recorded at cost and include expenditures directly related to securing debt financing.  The Company began amortizing these costs using the effective interest method over the terms of the agreements in March, 2008.  The interest expense amortization was capitalized during the development stage as construction in progress.

Concentration of Credit Risk

The Company's cash balances are maintained in bank deposit accounts which at times may exceed federally-insured limits.  The Company has not experienced any losses in such accounts.

Revenue Recognition

The Company sells ethanol and related products pursuant to marketing agreements.  Revenues are recognized when the marketing company (the "Customer") has taken title to the product, prices are fixed or determinable and collectability is reasonably assured.

The Company's products are generally shipped FOB loading point.  The Company's ethanol sales are handled through an Ethanol Agreement (the "Ethanol Agreement") with Bunge North America, Inc. ("Bunge").  Syrup, distillers grains and solubles, and modified wet distillers grains with solubles (co-products) are sold through a distillers grains agreement (the "DG Agreement") with Bunge, which sets the price based on the market price to third parties.  Marketing fees, agency fees, and commissions due to the marketers are paid separately from the settlement for the sale of the ethanol products and co-products and are included as a component of cost of goods sold.  Shipping and handling costs incurred by the Company for the sale of ethanol and co-products are included in cost of goods sold.

Accounts Receivable

Trade accounts receivable are recorded at original invoice amounts less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis.  Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering customers' financial condition, credit history and current economic conditions.  As of September 30, 2011, management had determined no allowance is necessary.  Receivables are written off when deemed uncollectible and recoveries of receivables written off are recorded when received.

Incentive Compensation Plan

The Company established an incentive compensation plan under which employees may be awarded equity appreciation units and equity participation units.  The fair value of the awards is amortized over the vesting period set for each award.  The units outstanding as of September 30, 2011, vest three years from the grant date.

Investment in Commodities Contracts, Derivative Instruments and Hedging Activities

The Company's operations and cash flows are subject to fluctuations due to changes in commodity prices.  The Company is subject to market risk with respect to the price and availability of corn, the principal raw material used to produce ethanol and ethanol by-products.  Exposure to commodity price risk results from its dependence on corn in the ethanol production process.  In general, rising corn prices result in lower profit margins and, therefore, represent unfavorable market conditions.  This is especially true when market conditions do not allow the Company to pass along increased corn costs to customers.  The availability and price of corn is subject to wide fluctuations due to unpredictable factors such as weather conditions, farmer planting decisions, governmental policies with respect to agriculture and international trade and global demand and supply.

To minimize the risk and the volatility of commodity prices, primarily related to corn and ethanol, the Company uses various derivative instruments, including forward corn, ethanol and distillers grains purchase contracts, over-the-counter and exchange-trade futures and option contracts.  When the Company has sufficient working capital available, it enters into derivative contracts to hedge its exposure to price risk related to forecasted corn needs and forward corn purchase contracts.  The Company uses cash, futures and options contracts to hedge changes to the commodity prices of corn and ethanol.

Management has evaluated the Company's contracts to determine whether the contracts are derivative instruments. Certain contracts that literally meet the definition of a derivative may be exempted from derivative accounting as normal purchases or normal sales.  Normal purchases and normal sales are contracts that provide for the purchase or sale of something other than a financial instrument or derivative instrument that will be delivered in quantities expected to be used or sold over a reasonable period in the normal course of business.  Contracts that meet the requirements of normal purchases or sales are documented as normal and exempted from the accounting and reporting requirements of derivative accounting.   Gains and losses on contracts are designated as normal purchases or normal sales contracts are not recognized until quantities are delivered or utilized in production.

The Company applies the normal purchase and sale exemption to forward contracts relating to ethanol and distillers grains and solubles and therefore these forward contracts are not marked to market. As of September 30, 2011, the Company was committed to sell 18,390,652 gallons of ethanol and 70,018 tons of distillers grains and solubles.

For forward corn contracts initiated prior to September 28, 2010, the Company applied the normal purchase and sales exemption under derivative accounting.  However, forward corn purchase contracts initiated after September 28, 2010 are not exempt from the accounting and reporting requirements of derivative accounting as the Company elected to net settle its forward corn contracts.  Because there is no physical delivery associated with net-settled forward contracts, the Company no longer applies the normal purchase and sale exemption under derivative accounting for forward purchases of corn.  Changes in fair value of our forward corn contracts, which are marked to market each period, are included in costs of goods sold.  As of September 30, 2011, the Company was committed to purchasing 3.258 million bushels of corn on a forward contract basis resulting in a total commitment of approximately $20,892,000.  These forward contracts had a fair value of approximately $18,795,000 at September 30, 2011.

In addition, the Company enters into short-term cash, options and futures contracts as a means of managing exposure to changes in commodity prices.  The Company enters into derivative contracts to hedge the exposure to volatile commodity price fluctuations.  The Company maintains a risk management strategy that uses derivative instruments to minimize significant, unanticipated earnings fluctuations caused by market volatility.  The Company's specific goal is to protect itself from large moves in commodity costs.  All derivatives designated as non-hedge derivatives and the contracts will be accounted for at fair value.  Although the contracts will be effective economic hedges of specified risks, they are not designated as and accounted for as hedging instruments.

The Company is exposed to certain risks related to ongoing business operations.  The primary risks that the Company manages by using forward or derivative instruments are price risk on anticipated purchases of corn and sales of ethanol.

As part of its trading activity, the Company uses futures and option contracts offered through regulated commodity exchanges to reduce risk and risk of loss in the market value of inventories.  To reduce that risk, the Company generally takes positions using cash and futures contracts and options.  The gains or losses are included in revenue if the contracts relate to ethanol and cost of goods sold if the contracts relate to corn. During the twelve months ended September 30, 2011 and 2010, the Company recorded a combined realized and unrealized (gain) of ($6,325,414) and ($2,036,833), respectively, as a component of cost of goods sold.

The Company is subject to market risk with respect to the price and availability of corn, the principal raw material used to produce ethanol and ethanol co-products.  In general, rising corn prices result in lower profit margins and, therefore, represent unfavorable market conditions.  This is especially true when market conditions do not allow the Company to pass along increased corn costs to customers.  The availability and price of corn is subject to wide fluctuations due to unpredictable factors such as weather conditions, farmer planting decisions, governmental policies with respect to agriculture and international trade and global demand and supply.

The effect of derivatives on the gross margin for the three and nine months ended September 30, 2011 and 2010 is summarized below:

		Balance Sheet Classification	Number of Bushels at September 30, 2011	Fair Value at September 30, 2011	Fair Value at September 30, 2010

Derivative	Asset
	Derivative asset, related party	Current Asset	-	$-	$688,039
	Derivative liability	Current Liability	2,845,000	$2,875,075	$75,125
	Derivative liability, related party	Current Liability	3,258,143	$2,097,075	$-

	Statement of Operations Classification	Twelve Months Ended September 30, 2011	Twelve Months Ended September 30, 2010

Realized losses (gains)	Cost of Goods Sold	$(11,910,478)	$1,423,919
Unrealized (gains) losses	Cost of Goods Sold	5,585,064	(612,914)
Net realized and unrealized (gains) losses		$(6,325,414)	$(2,036,833)

Inventory

Inventory is stated at the lower of cost or market value using the average cost method.  Market value is based on current replacement values, except that it does not exceed net realizable values and it is not less than the net realizable values reduced by an allowance for normal profit margin.

Property and Equipment

Property and equipment are stated at cost.  Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	40 Years

Process Equipment	10 - 20 Years

Office Equipment	3-7 Years

Maintenance and repairs are charged to expense as incurred; major improvements and betterments are capitalized.  Effective January 1, 2011, the Company increased the estimated of useful life on a significant portion of its processing equipment.  This change in estimate is accounted for on a prospective basis.  This change resulted in a decrease in depreciation expense, an increase to operating income, a decrease net (loss) of approximately $5.4 million, and a decrease in (loss) per unit of $411 for Fiscal 2011.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.   An impairment loss would be recognized when estimated undiscounted future cash flows from operations are less than the carrying value of the asset group.  An impairment loss would be measured by the amount by which the carrying value of the asset exceeds the fair value of the asset.  In accordance with Company policies, management has evaluated the plant for possible impairment based on projected future cash flows from operations.  Management has determined that its projected future undiscounted cash flows from operations exceed the carrying value of the plant and that no impairment existed at September 30, 2011.

Income Taxes

The Company has elected to be treated as a partnership for federal and state income tax purposes and generally does not incur income taxes.  Instead, the Company's earnings and losses are included in the income tax returns of the members.  Therefore, no provision or liability for federal or state income taxes has been included in these financial statements.

Management has evaluated the Company's tax positions under the Financial Accounting Standards Board issued guidance on accounting for uncertainty in income taxes and concluded that the Company has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of this guidance.  With few exceptions, the Company is no longer subject to income tax examinations by the U.S. Federal, state or local authorities for the years before 2008.

Net (loss) per unit

(Loss) per unit has been computed on the basis of the weighted average number of units outstanding during each period presented.

Fair value of financial instruments

The carrying amounts of cash and cash equivalents, derivative financial instruments, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short term nature of these instruments.  The Company believes it is not practical to estimate the fair value of debt.

Risks and Uncertainties

The Volumetric Ethanol Excise Tax Credit ("VEETC") is set to expire on December 31, 2011.  The ongoing debate in budget dicsussions in the U.S. Congress provides uncertainty as to whether or not VEETC will be extended, and there have been proposals to eliminate it.  If this tax credit is not renewed before the end of 2011, it likely would have a negative impact on the price of ethanol and the demand for ethanol in the market due to reduced discretionary blending of ethanol.  Discretionary blending occurs when gasoline blenders use ethanol to reduce the cost of blended gasoline.  However, due to the Renewable Fuels Standard (the "RFS"), demand for ethanol may continue to mirror the RFS requirement, even if the VEETC is not renewed past 2011.  If the RFS is reduced or eliminated, the decrease in demand for ethanol related to the elimination of VEETC may be more substantial.

Inventory	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Inventory [Abstract]
Inventory
Note 3:  Inventory

Inventory is comprised of the following at:

	December 31, 2011	September 30, 2011

Raw materials – corn	$3,168,540	$1,737,842
Supplies and chemicals	2,361,991	2,167,919
Work in process	2,019,622	2,026,188
Finished goods	4,896,902	5,266,198
Total	$12,447,055	$11,198,147

Note 3:    Inventory

Inventory is comprised of the following at:

	September 30, 2011	September 30, 2010

Raw materials – corn	$1,737,842	$3,796,261
Supplies and chemicals	2,167,919	1,716,922
Work in process	2,026,188	1,484,157
Finished goods	5,266,198	1,015,813
Total	$11,198,147	$8,013,153

Members' Equity	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Members' Equity [Abstract]
Members' Equity
Note 4:   Members' Equity

At December 31, 2011 and September 30, 2011 outstanding member units were:
A Units	8,805
B Units	3,334
C Units	1,000

The Series A, B and C unit holders all vote on certain matters with equal rights.  The Series C unit holders as a group have the right to elect one Board member.  The Series B unit holders as a group have the right to elect the number of Board members which bears the same proportion to the total number of Directors in relation to Series B outstanding units to total outstanding units.  Series A unit holders as a group have the right to elect the remaining number of Directors not elected by the Series C and B unit holders.

Note 4:    Members' Equity

At September 30, 2011 and September 30, 2010 outstanding member units were:

A Units	8,805

B Units	3,334

C Units	1,000

The Series A, B and C unit holders all vote on certain matters with equal rights.  The Series C unit holders as a group have the right to elect one Board member.  The Series B unit holders as a group have the right to elect the number of Board members which bears the same proportion to the total number of Directors in relation to Series B outstanding units to total outstanding units.  Series A unit holders as a group have the right to elect the remaining number of Directors not elected by the Series C and B unit holders.

Revolving Loan/Credit Agreements	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Revolving Loan/Credit Agreements [Abstract]
Revolving Loan/Credit Agreements
Note 5:   Revolving Loan/Credit Agreements

AgStar

The Company entered into a Credit Agreement (the "Credit Agreement") with AgStar Financial Services, PCA ("AgStar") and a group of lenders (together, the "Lenders") for $126,000,000 senior secured debt, consisting of a $111,000,000 construction loan and a $15,000,000 revolving line of credit.  Borrowings under the loan include a variable interest rate based on LIBOR plus 4.45% for each advance under the Credit Agreement.  On August 1, 2009, the loan was segmented into an amortizing term facility of $101,000,000, a term revolver of $10,000,000 and a revolving working capital term facility of $15,000,000.  On September 1, 2011, the Company elected to convert 50% of the term note into a fixed rate loan of 6%.  The portion of the term loan not fixed and the term revolving line of credit accrues interest equal to LIBOR plus 4.45%, with a 6% floor. The Credit Agreement requires compliance with certain financial and nonfinancial covenants.

As of December 31, 2011, the Company was in compliance with all required covenants. Borrowings under the Credit Agreement are collateralized by substantially all of the Company's assets.  The Company is required to maintain $8,000,000 of working capital ($20,861,238 at December 31, 2011) and maintain a tangible net worth (as defined by the Credit Agreement) of $93,705,925 ($102,462,334 at December 31, 2012) under the Credit Agreement.  The term credit facility of $101,000,000 requires monthly principal payments.  The loan is amortized over 114 months and matures five years after the conversion date, August 1, 2014.  The term of the $15,000,000 revolving working capital facility matures on March 31, 2012. Any borrowings are subject to borrowing base restrictions as well as certain prepayment penalties.  The $10,000,000 term revolver is interest only until maturity on August 1, 2014.

Under the terms of the Credit Agreement, the Company may draw the lesser of $15,000,000 or 75 percent of eligible accounts receivable and eligible inventory. The balance on the working capital line was $0 and $3,500,000 at December 31, 2011 and September 30, 2011 with $15,000,000 and $11,500,000 available for use at December 31, 2011 and September 30, 2011.   As part of the revolving line of credit, the Company may request letters of credit to be issued up to a maximum of $5,000,000 in the aggregate.    There were no outstanding letters of credit as of December 31, 2011.

As of December 31, 2011 and September 30, 2011, the outstanding balance under the Credit Agreement was $89,227,969 and $96,753,936, respectively.  In addition to all the other payments due under the Credit Agreement, the Company also agreed to pay, beginning at the end of the year ended September 30, 2010 ("Fiscal 2010"), an amount equal to 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $4,000,000 per year, and $16,000,000 over the term of the Credit Agreement.  The excess cash flow payment was modified by the Second Amendment to the Amended and Restated Credit Agreement dated June 30, 2011, whereby the Company also agreed to pay, beginning at the end of the Fiscal 2011, an amount equal to 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $6,000,000 per year, and $24,000,000 over the term of the Credit Agreement.  An excess cash flow payment of $3,757,406 for Fiscal 2011 is due and payable in four equal installments in the year ending September 30, 2012 ("Fiscal 2012"). The first payment of approximately $940,000 was paid to AgStar during the first quarter of Fiscal 2012 in December, 2011.

Bunge

Bunge N.A. Holdings, Inc. ("Holdings") agreed to extend the Company a Subordinated Term Note, dated August 26, 2009 (the "Original Holdings Note"), due on August 31, 2014, repayment of which is subordinated to the Credit Agreement.
On June 23, 2010, the Company amended and restated the Original Holdings Note by issuing a new note to Holdings (the "Holdings Note"), which increased the principal amount of such note to $28,107,000 (representing outstanding principal plus accrued interest payment date) and amended Holding's right to proceeds from the sale or issuance of equity or debt securities during such time as Holdings holds Series U Units.  The Holdings Note is convertible into Series U Units, at the option of Holdings, at the price of $3,000 per Unit.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  Principal and interest may be paid only after payment in full under the Credit Agreement.  There are no Series U Units outstanding at December 31, 2011.  As of December 31, and September 30, 2011, there was $31,663,730 and $31,663,730 outstanding under the Holdings Note, respectively.  There was $1,067,147 and $425,500 of accrued interest (included in accrued expenses, related parties) due to Holdings as of December 31, 2011 and September 30, 2011, respectively.

The Company entered into a revolving note with Holdings dated August 26, 2009 (the "Holdings Revolving Note"), providing for the extension of a maximum of $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to $3,750,000 at the Company's request under the Holdings Revolving Note; amounts in excess of $3,750,000 may be advanced by Holdings in its discretion.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Holdings Revolving Note so long as it is in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of December 31, 2011 and September 30, 2011, the balance outstanding was $0 and $3,000,000, respectively, under the Holdings Revolving Note.

ICM

On June 17, 2010, the Company issued a term note in the amount of $9,970,000 (the "ICM Term Note") to ICM Inc. ("ICM"), which is convertible at the option of ICM into Series C Units at a conversion price of $3,000 per unit.  As of December 31, 2011 and September 30, 2011, there was $10,903,000 and $10,903,000 outstanding under the ICM Term Note, respectively, and approximately $367,454 and $146,500 of accrued interest due (included in accrued expense, related party) to ICM, respectively.

Notes Payable

Notes payable consists of the following as of December 31, 2011 and September 30, 2011:

	December 31, 2011	September 30, 2011
$300,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $2,500 due through the maturity date of March 2016 on the non-forgivable portion. (A)	$272,500	$280,000
$200,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $1,667 due through the maturity date of March 2012 on the non-forgivable portion. (A)	3,333	8,333

Note payable to affiliate Holdings, bearing interest at LIBOR plus 7.50-10.5% (7.93% at December 31, 2011); maturity on August 31, 2014.	31,663,730	31,663,730

Note payable to affiliate ICM, bearing interest at LIBOR plus 7.50-10.5% (7.93% at December 31, 2011); maturity on August 31, 2014.	10,902,885	10,902,885
Notes Payable (continued)

Term facility payable to AgStar bearing interest at LIBOR plus 4.45%, with a 6.00% floor (6.00% at December 31, 2011); maturity on August 1, 2014.	41,014,915 38,213,054	43,593,856 39,660,080

Term revolver payable to AgStar bearing interest at LIBOR plus 4.45%, with a 6.00% floor (6.00% at December 31, 2011); maturity on August 1, 2014.	10,000,000	10,000,000

$15 million revolving working capital term facility payable to AgStar bearing interest at LIBOR plus 4.45% with a 6.00% floor (6.00% at December 31, 2011), maturing March 31, 2012.	0	3,500,000

Capital leases payable to AgStar bearing interest at 3.088% maturing May 15, 2013.	25,746	28,701

Revolving line of credit payable to affiliate Holdings bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (7.74% at December 31, 2011).	0	3,000,000
Less current maturities	132,096,163 (12,897,698)	142,637,585 (21,236,780)
Total long term debt	$119,198,465	$121,400,805

(A) The $300,000 IDED loan is comprised of two components under the Master Contract (the "Master Contract") between the Company and IDED: i) a $150,000, non interest-bearing component that requires monthly payments of $2,500, which began in March, 2011 with a final payment of $2,500 due February, 2016; and ii) a $150,000 forgivable loan.  The Company has a $300,000 letter of credit with regard to the $300,000 loan (secured by a time deposit account in the same amount) to collateralize the loan.  The note under the Master Contract is collateralized by substantially all of the Company's assets, subordinate to the Credit Agreement.

Aggregate maturities of notes payable as of December 31, 2011 are as follows:

Year Ended December 31,
2012	$ 12,897,698
2013	10,561,249
2014	108,604,716
2015 2016	30,000 2,500
Total	$ 132,096,163

Note 5:    Revolving Loan/Credit Agreements

AgStar

The Company entered into a Credit Agreement (the "Credit Agreement") with AgStar Financial Services, PCA ("AgStar") and a group of lenders (together, the "Lenders").  Borrowings under the loan include a variable interest rate based on LIBOR plus 4.45% for each advance under the Credit Agreement.  The loan was segmented into an amortizing term facility of $101,000,000 (the "AgStar Term"), a term revolver of up to $10,000,000 (the "AgStar Revolving Term") and a revolving working capital term facility of up to $15,000,000 (the "AgStar LOC").  On September 1, 2011, the Company elected to convert 50% of the AgStar Term into a fixed rate loan at the lender's bonds rate plus 4.45%, with a 6% floor.  The portion of the AgStar Term not fixed and the AgStar Revolving Term accrues interest of LIBOR plus 4.45%, with a 6% floor. The Credit Agreement requires compliance with certain financial and nonfinancial covenants, with which the Company was in compliance as of September 30, 2011. Borrowings under the Credit Agreement are collateralized by substantially all of the Company's assets.  The AgStar Term requires monthly principal payments, is amortized over 114 months and matures on August 1, 2014.  The term of the AgStar LOC matures on March 31, 2012. Any borrowings under the AgStar LOC are subject to borrowing base restrictions as well as certain prepayment penalties.  The AgStar Revolving Term is interest only until maturity on August 1, 2014.

Under the terms of the AgStar LOC, the Company may draw the lesser of $15,000,000 or 75 percent of eligible accounts receivable plus 75 percent of eligible inventory.  As part of the AgStar LOC, the Company may request letters of credit to be issued up to a maximum of $5,000,000 in the aggregate.  There were no outstanding letters of credit as of September 30, 2011.

As of September 30, 2011 and 2010, the outstanding balance under the Credit Agreement (all three components) was $96,753,936 and $114,616,726, respectively.  In addition to all the other payments due under the Credit Agreement, the Company also agreed to pay, beginning at the end of Fiscal 2010, 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $4,000,000 per year, and $16,000,000 over the term of the Credit Agreement.  The excess cash flow payment was modified by the Second Amendment to the Amended and Restated Credit Agreement dated June 30, 2011, whereby the Company agreed to pay, beginning at the end of Fiscal 2011, 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $6,000,000 per year, and $24,000,000 over the term of the Credit Agreement.  An excess cash flow payment of $3,757,406 for Fiscal 2011 is due and payable in four equal installments in the year ending September 30, 2012 ("Fiscal 2012").

Bunge N.A. Holdings, Inc. ("Holdings") agreed to extend the Company a Subordinated Term Note, dated August 26, 2009 (the "Original Holdings Note"), due on August 31, 2014, repayment of which is subordinated to the Credit Agreement.

On June 23, 2010, the Company amended and restated the Original Holdings Note by issuing a new note to Holdings (the "Holdings Note"), which increased the principal amount of such note to $28,107,000 (representing outstanding principal plus accrued interest payment date) and amended Holding's right to proceeds from the sale or issuance of equity or debt securities during such time as Holdings holds Series U Units.  The Holdings Note is convertible into Series U Units, at the option of Holdings, at the price of $3,000 per Unit.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  Principal and interest may be paid only after payment in full under the Credit Agreement.  As of September 30, 2011 and 2010, there was $31,663,730 and $29,290,300 outstanding under the Holdings Note, respectively.  There was $425,500 and $404,000 of accrued interest (including accrued expenses, related parties) due to Holdings as of September 30, 2011 and 2010, respectively.

The Company entered into a revolving note with Holdings dated August 26, 2009 (the "Holdings Revolving Note"), providing for the extension of a maximum of $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to $3,750,000 at the Company's request under the Holdings Revolving Note; amounts in excess of $3,750,000 may be advanced by Holdings in its discretion.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Revolving Note so long as it is in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of September 30, 2011 and 2010, the balance outstanding was $3,000,000 and $0, respectively, under the Holdings Revolving Note.

On June 17, 2010, ICM, Inc. ("ICM") issued the a term note to the Company (the "ICM Term Note") in the amount of $9,970,000, which is convertible at the option of ICM into Series C Units at a conversion price of $3,000 per unit.  As of September 30, 2011 and 2010, there was $10,903,000 and $10,061,000 outstanding under the ICM Term Note, respectively, and approximately $146,500 and $139,000 of accrued interest due (including accrued expense, related party) to ICM, respectively.

Notes Payable	12 Months Ended
Sep. 30, 2011
Notes Payable [Abstract]
Notes Payable
Note 6:    Notes Payable

Notes payable consists of the following as of September 30, 2011 and September 30, 2010:

	September 30, 2011	September 30, 2010
$300,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $2,500 due through the maturity date of March 2016 on the non-forgivable portion. (A)	$280,000	$-
$200,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $1,667 due through the maturity date of March 2012 on the non-forgivable portion. (A)	8,333	28,333

Holdings Revolving Note bearing interest at LIBOR plus 7.50-10.5% (7.93% at September 30, 2011); maturity on August 31, 2014.	31,663,730	29,220,130

ICM Term Note bearing interest at LIBOR plus 7.50-10.5% (7.93% at September 30, 2011); maturity on August 31, 2014.	10,902,885	10,061,472

Notes to Audited Financial Statements

Note 6:    Notes Payable (continued)

AgStar Term bearing interest at LIBOR plus 4.45%, with a 6.00% floor (6.00% at September 30, 2011); maturity on August 1, 2014.	43,593,856 39,660,080	95,366,726
AgStar Revolving Term bearing interest at LIBOR plus 4.45%, with a 6.00% floor (6.00% at September 30, 2011); maturity on August 1, 2014.	10,000,000	10,000,000

AgStar LOC bearing interest at LIBOR plus 4.45% with a 6.00% floor (6.0% at September 30, 2011), maturing March 31, 2012.	3,500,000	9,250,000

Capital leases payable to AgStar bearing interest at 3.088% maturing May 15, 2013.	28,701	-
Holdings Revolving Note bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (7.74% at September 30, 2011).	3,000,000	-
Less current maturities	142,637,585 (21,236,780)	153,926,661 (18,058,574)
Total long term debt	$121,400,805	$135,868,087

(A) The $300,000 IDED loan is comprised of two components under the Master Contract (the "Master Contract") between the Company and IDED: i) a $150,000, non interest-bearing component that requires monthly payments of $2,500, which began in March, 2011 with a final payment of $2,500 due February, 2016; and ii) a $150,000 forgivable loan.  The Company has a $300,000 letter of credit with regard to the $300,000 loan (secured by a time deposit account in the same amount) to collateralize the loan.  The note under the Master Contract is collateralized by substantially all of the Company's assets, subordinate to the Credit Agreement.

Approximate aggregate maturities of notes payable as of September 30, 2011 are as follows:

Year Ended September 30,
2012	$ 21,236,780
2013	10,805,628
2014	110,555,538
2015 2016	30,000 10,000
Total	$ 142,637,585

Fair Value Measurement	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
Note 6:  Fair Value Measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company used various methods including market, income and cost approaches.  Based on these approaches, the Company often utilized certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Based on the observable inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy.

The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1 -	Valuations for assets and liabilities traded in active markets from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 -	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.

Level 3 -	Valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

A description of the valuation methodologies used for instruments measured at fair value, including the general classifications of such instruments pursuant to the valuation hierarchy, is set below.

Derivative financial statements.  Commodity futures and exchange traded options are reported at fair value utilizing Level 1 inputs. For these contracts, the Company obtains fair value measurements from an independent pricing service.  The fair value measurements consider observable data that may include dealer quotes and live trading levels from the Chicago Mercantile Exchange ("CME") market.  Ethanol contracts are reported at fair value utilizing Level 2 inputs from third-party pricing services.  Forward purchase contracts are reported at fair value utilizing Level 2 inputs.   For these contracts, the Company obtains fair value measurements from local grain terminal values.  The fair value measurements consider observable data that may include live trading bids from local elevators and processing plants which are based off the CME market.

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and September 30, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

December 31, 2011
	Total	Level 1		Level 2		Level 3
Derivative financial instruments
Corn forward contracts asset (liability)	$7,282	$	---		$7,282	$	---

Corn futures & exchange traded options asset ( liability)	$(576,688)		$(576,688)	$	---	$	---
	$(569,406)		$(576,688)		$7,282	$	---

September 30, 2011
	Total	Level 1		Level 2		Level 3
Derivative financial instruments
Corn forward contracts asset (liability)	$(2,097,075)	$	---		$(2,097,075)	$	---

Corn futures & exchange traded options asset ( liability)	$(2,875,075)		$(2,875,075)	$	---	$	---
	$(4,972,150)		$(2,875,075)		$(2,097,075)	$	---

Note 7:    Fair Value Measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company used various methods including market, income and cost approaches.  Based on these approaches, the Company often utilized certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Based on the observable inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy.

The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1 -	Valuations for assets and liabilities traded in active markets from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 -	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.

Level 3-	Valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

A description of the valuation methodologies used for instruments measured at fair value, including the general classifications of such instruments pursuant to the valuation hierarchy, is set below.

Derivative financial statements.  Commodity futures and exchange traded options are reported at fair value utilizing Level 1 inputs. For these contracts, the Company obtains fair value measurements from an independent pricing service.  The fair value measurements consider observable data that may include dealer quotes and live trading levels from the Chicago Mercantile Exchange ("CME") market.  Ethanol contracts are reported at fair value utilizing Level 2 inputs from third-party pricing services.  Forward purchase contracts are reported at fair value utilizing Level 2 inputs.   For these contracts, the Company obtains fair value measurements from local grain terminal values.  The fair value measurements consider observable data that may include live trading bids from local elevators and processing plants which are based off the CME market.

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2011 and 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

September 30, 2011

	Total	Level 1		Level 2		Level 3
Readily marketable inventories (corn)	$1,737,842	$	---		$1,737,842		---
Derivative financial instruments
Corn forward contracts asset (liability)	$(2,097,075)	$	---		$(2,097,075)	$	---

Corn futures & exchange traded options asset ( liability)	$(2,875,075)		$(2,875,075)	$	---	$	---
	$(3,234,308)		$(2,875,075)		$(359,233)	$	---

September 30, 2010

	Total	Level 1		Level 2		Level 3
Derivative financial instruments
Corn forward contracts asset (liability)	$688,039	$	---		$688,039	$	---

Corn futures & exchange traded options asset (liability)	$(75,125)		$(75,125)	$	---	$	---
	$612,914		$(75,125)		$688,039	$	---

Certain financial assets and liabilities are measured at fair value on a non-recurring basis; that is the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.

Incentive Compensation	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Incentive Compensation [Abstract]
Incentive Compensation
Note 7: Incentive Compensation

The Company has a unit appreciation plan which provides that the Board of Directors may make awards of equity participation units ("EPUs") to employees from time to time, subject to vesting provisions as determined for each award.   The EPUs are valued at book value. The Company had fourteen unvested EPUs outstanding under this plan as of December 31, 2011, which will vest three years from the date of the award.  During the three months ended December 31, 2011 and 2010, the Company recorded compensation expense related to this plan of approximately $2,552, and $566, respectively.  As of December 31, 2011 and September 30, 2011, the Company had a liability of approximately $7,815 and $5,264, respectively, outstanding as deferred compensation and has approximately $46,141 as of December 31, 2011 to be recognized as future compensation expense over the weighted average vesting period of approximately three years. The amount to be recognized in future years as compensation expense is estimated based on book value of the Company.  The liability under the plan is recorded at fair market value on the balance sheet based on the book value of the Company's equity units as of December 31, 2011.

Note 8:    Incentive Compensation

The Company has a unit appreciation plan which provides that the Board of Directors may make awards of equity participation units ("EPUs") to employees from time to time, subject to vesting provisions as determined for each award.   The EPUs are valued at book value. The Company had five unvested EPUs outstanding under this plan as of September 30, 2011, which will vest three years from the date of the award.  During the twelve months ended September 30, 2011 and 2010, the Company recorded compensation expense related to this plan of approximately $5,264, and none, respectively.  As of September 30, 2011 and 2010, the Company had a liability of approximately $5,264 and none, respectively, outstanding as deferred compensation and has approximately $13,686 to be recognized as future compensation expense over the weighted average vesting period of approximately three years. The amount to be recognized in future years as compensation expense is estimated based on book value of the Company.  The liability under the plan is recorded at fair market value on the balance sheet based on the book value of the Company's equity units as of September 30, 2011.

Related Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 8:  Related Party Transactions

Bunge

On November 1, 2006, in consideration of its agreement to invest $20,004,000 in the Company, Bunge purchased the only Series B Units under an arrangement whereby the Company would (i) enter into various agreements with Bunge or its affiliates discussed below for management, marketing and other services, and (ii) have the right to elect a number of Series B Directors which are proportionate to the number of Series B Units owned by Bunge, as compared to all Units.  Under the Company's Third Amended and Restated Operating Agreement (the "Operating Agreement"), the Company may not, without Bunge's approval (i) issue additional Series B Units, (ii) create any additional Series of Units with rights which are superior to the Series B Units, (iii) modify the Operating Agreement to adversely impact the rights of Series B Unit holders, (iv) change its status from one which is managed by managers, or vice-versa, (v) repurchase or redeem any Series B Units, (vi) take any action which would cause a bankruptcy, or (vii) approve a transfer of Units allowing the transferee to hold more than 17% of the Company's Units or to a transferee which is a direct competitor of Bunge.

Holdings agreed to extend the Company the Original Holdings Note, due on August 31, 2014, repayment of which is subordinated to the Credit Agreement.  On June 23, 2010, the Company amended and restated the Original Holdings Note by issuing the Holdings Note to Holdings, which increased the principal amount of such note to $28,107,000 (representing outstanding principal plus accrued interest) and amended Holding's right to proceeds from the sale or issuance of equity or debt securities during such time as Holdings holds Series U Units.  The Holdings Note is convertible into Series U Units, at the option of Holdings, at the price of $3,000 per Unit.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  Principal and interest may be paid only after payment in full under the Credit Agreement.  As of December 31, 2011 and September 30, 2011, there was $31,663,730 outstanding under the Holdings Note, and $1,067,147 and $425,500 of accrued interest due to Holdings, respectively.

The Company entered into the Holdings Revolving Note dated August 26, 2009, providing for the extension of a maximum of $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to $3,750,000 at the Company's request under the Holdings Revolving Note; amounts in excess of $3,750,000 may be advanced by Holdings in its discretion.  Interest will accrue at the rate of 7.5-10.5 percent over six-month LIBOR (with a floor of 3.00%).  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Holdings Revolving Note so long as it is in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of December 31, 2011 and September 30, 2011, the balance outstanding was $0 and $3,000,000, respectively, under the Holdings Revolving Note.

In December, 2008, the Company and Bunge entered into other various agreements. Under a Lease Agreement (the "Lease Agreement"), the Company leased from Bunge a grain elevator located in Council Bluffs, Iowa, for approximately $67,000 per month.  The lease was terminated on May 1, 2011. Expenses for the three months ended December 31, 2011 and 2010 were $0 and $200,001, respectively, under the Lease Agreement.

Under the Ethanol Agreement, the Company sells Bunge all of the ethanol produced at its facility, and Bunge purchases the same, up to the facility's nameplate capacity of 110,000,000 gallons a year.  The Company pays Bunge a per-gallon fee for ethanol sold by Bunge, subject to a minimum annual fee of $750,000 and adjusted according to specified indexes after three years.  The initial term of the agreement, which commenced August 20, 2009, is three years and it will automatically renew for successive three-year terms unless one party provides the other with notice of their election to terminate 180 days prior to the end of the term.  The Company incurred expenses of $612,873 and $253,960 during the three months ended December 31, 2011 and 2010, respectively, under the Ethanol Agreement.  A new ethanol agreement with Bunge took effect on January 1, 2012 and runs through August 31, 2014.

Under a Risk Management Services Agreement effective January 1, 2009, Bunge agreed to provide the Company with assistance in managing its commodity price risks for a quarterly fee of $75,000.  The agreement has an initial term of three years and will automatically renew for successive three year terms, unless one party provides the other notice of their election to terminate 180 days prior to the end of the term.  Expenses under this agreement for the three months ended December 31, 2011 and 2010 were $75,000.

On June 26, 2009, the Company executed a Railcar Agreement with Bunge for the lease of 325 ethanol cars and 300 hopper cars which are used for the delivery and marketing of ethanol and distillers grains.  Under the Railcar Agreement, the Company leases railcars for terms lasting 120 months and continuing on a month to month basis thereafter.  The Railcar Agreement will terminate upon the expiration of all railcar leases.  Expenses under this agreement for the three months ended December 31, 2011 and 2010 and were $1,216,190 and $1,208,690, respectively.

Our ethanol facility (the "Facility") needs approximately 39.3 million bushels of corn per year, or approximately 108,000 bushels per day, as the feedstock for its dry milling process.  During Fiscal 2011 and 2010, we purchased 40.11 and 40.85 million bushels of corn, respectively, which was obtained primarily from local markets.  To assist in our securing the necessary quantities of grain for our plant, we entered into a Grain Feedstock Supply Agreement dated December 15, 2008 (the "Supply Agreement") with AGRI-Bunge, LLC ("AB"), an affiliate of our significant equity holder Bunge.  AB has since assigned its rights under the Supply Agreement to Bunge.  Under the Supply Agreement, Bunge provides us with all of the corn we need to operate our ethanol plant, and we have agreed to only purchase corn from Bunge.  Bunge provides grain originators who work at the Facility for purposes of fulfilling its obligations under the Supply Agreement.  We pay Bunge a per-bushel fee for corn procured by Bunge for us under the Supply Agreement, subject to a minimum annual fee of $675,000 and adjustments according to specified indexes after three years.  The term of the Supply Agreement is ten years, subject to earlier termination upon specified events.  The Company expensed $337,519 and $299,088 in fees during the three months ended December 31, 2011 and 2010.

The Company entered into the DG Agreement dated October 13, 2006 with Bunge, under which Bunge is obligated to purchase from the Company and the Company is obligated to sell to Bunge all distillers grains produced at the Facility.  If the Company finds another purchaser for distillers grains offering a better price for the same grade, quality, quantity, and delivery period, it can ask Bunge to either market directly to the other purchaser or market to another purchaser on the same terms and pricing.  The Company expensed $483,511 and $332,278 in fees during the three months ended December 31, 2011 and 2010, respectively.

 The initial ten year term of the DG Agreement began February 1, 2009.  The DG Agreement automatically renews for additional three year terms unless one party provides the other party with notice of election to not renew 180 days or more prior to expiration.  Under the DG Agreement, Bunge pays the Company a purchase price equal to the sales price minus the marketing fee and transportation costs.  The sales price is the price received by Bunge in a contract consistent with the DG Marketing Policy or the spot price agreed to between Bunge and the Company.  Bunge receives a marketing fee consisting of a percentage of the net sales price, subject to a minimum yearly payment of $150,000.  Net sales price is the sales price less the transportation costs and rail lease charges.  The transportation costs are all freight charges, fuel surcharges, and other accessorial charges applicable to delivery of distillers grains.  Rail lease charges are the monthly lease payment for rail cars along with all administrative and tax filing fees for such leased rail cars.

On August 26, 2009, in connection with our issuance of the Holdings Note, we also executed that Bunge Agreement—Equity Matters (the "Holdings Equity Agreement"), which was subsequently amended on June 17, 2010, under which (i) Holdings has preemptive rights to purchase new securities in us, and (ii) we are required to redeem any Series U Units held by Holdings with 76% of the proceeds received by us from the issuance of equity or debt securities.

On November 12, 2010, the Company entered into a Corn Oil Agency Agreement with Bunge to market its corn oil (the "Corn Oil Agency Agreement").  The Corn Oil Agency Agreement has an initial term of three years and will automatically renew for successive three-year terms unless one party provides the other notice of their election to terminate 180 days prior to the end of the term.  Expenses under this agreement for the three months ended December 31, 2011 and 2010 were $42,077 and $4,339, respectively.

ICM

On November 1, 2006, in consideration of its agreement to invest $6,000,000 in the Company, ICM became the sole Series C Member.  As part of ICM's agreement to invest in Series C Units, the Operating Agreement provides that the Company will not, without ICM's approval (i) issue additional Series C Units, (ii) create any additional Series of Units with rights senior to the Series C Units, (iii) modify the Operating Agreement to adversely impact the rights of Series C Unit holders, or (iv) repurchase or redeem any Series C Units.  Additionally, ICM, as the sole Series C Unit owner, is afforded the right to elect one Series C Director to the Board so long as ICM remains a Series C Member.

On June 17, 2010, the Company issued the ICM Term Note in the amount of $9,970,000, which is convertible at the option of ICM into Series C Units at a conversion price of $3,000 per unit.  As of December 31, 2011 and September 30, 2011, there was approximately $10,903,000 and $10,903,000 outstanding under the ICM Term Note, respectively, and approximately $367,454 and $146,500  of accrued interest due to ICM as of December 31, 2011 and 2010, respectively.

Additionally, to induce ICM to agree to the ICM Term Note, the Company entered into an equity agreement with ICM (the "ICM Equity Agreement") on June 17, 2010, whereby (i) ICM retains preemptive rights to purchase new securities in the Company, and (ii) the Company must use 24% of the proceeds received by the Company from the issuance of equity or debt securities to redeem any Series C Units ICM holds from converting debt under the ICM Term Note.

On July 13, 2010, the Company entered into a Joint Defense Agreement (the "Joint Defense Agreement") with ICM, which contemplates that the Company may purchase from ICM one or more Tricanter centrifuges (the "Centrifuges").  Because such equipment has been the subject of certain legal actions regarding potential patent infringement, the Joint Defense Agreement provides that: (i) that the parties may, but are not obligated to, share information and materials that are relevant to the common prosecution and/or defense of any such patent litigation regarding the Centrifuges (the "Joint Defense Materials"), (ii) that any such shared Joint Defense Materials will be and remain confidential, privileged and protected (unless such Joint Defense Materials cease to be privileged, protected or confidential through no violation of the Joint Defense Agreement), (iii) upon receipt of a request or demand for disclosure of Joint Defense Material to a third party, the party receiving such request or demand will consult with the party that provided the Joint Defense Materials and if the party that supplied the Joint Defense Materials does not consent to such disclosure then the other party will seek to protect any disclosure of such materials, (iv) that neither party will disclose Joint Defense Materials to a third party without a court order or the consent of the party who initially supplied the Joint Defense Materials, (v) that access to Joint Defense Materials will be restricted to each party's outside attorneys, in-house counsel, and retained consultants, (vi) that Joint Defense Materials will be stored in secured areas and will be used only to assist in prosecution and defense of the patent litigation and (vii) if there is a dispute between us and ICM, then each party waives its right to claim that the other party's legal counsel should be disqualified by reason of this the Joint Defense Agreement or receipt of Joint Defense Materials.  The Joint Defense Agreement will terminate the earlier upon to occur of (x) upon final resolution of all patent litigation and (y) a party providing ten (10) days advance written notice to the other party of its intent to withdraw from the Joint Defense Agreement.  No payments have been made by either party under the Joint Defense Agreement.

On August 25, 2010, the Company entered into a Tricanter Purchase and Installation Agreement (the "Tricanter Agreement") with ICM, pursuant to which ICM sold the Company a tricanter oil separation system (the "Tricanter Equipment").  In addition, ICM installed the equipment at the Company's ethanol plant in Council Bluffs, Iowa.  As of December 31, 2011 the Company paid $2,592,500, related to the Tricanter Agreement and due to ongoing negotiations regarding contract standards, the Company has an approximate remaining balance of $683,550.

Note 9:    Related Party Transactions

Bunge

On November 1, 2006, in consideration of its agreement to invest $20,004,000 in the Company, Bunge purchased the only Series B Units under an arrangement whereby the Company would (i) enter into various agreements with Bunge or its affiliates discussed below for management, marketing and other services, and (ii) have the right to elect a number of Series B Directors which are proportionate to the number of Series B Units owned by Bunge, as compared to all Units.  Under the Company's Third Amended and Restated Operating Agreement (the "Operating Agreement"), the Company may not, without Bunge's approval (i) issue additional Series B Units, (ii) create any additional Series of Units with rights which are superior to the Series B Units, (iii) modify the Operating Agreement to adversely impact the rights of Series B Unit holders, (iv) change its status from one which is managed by managers, or vise versa, (v) repurchase or redeem any Series B Units, (vi) take any action which would cause a bankruptcy, or (vii) approve a transfer of Units allowing the transferee to hold more than 17% of the Company's Units or to a transferee which is a direct competitor of Bunge.

Holdings agreed to extend the Company the Original Holdings Note, due on August 31, 2014, repayment of which is subordinated to the Credit Agreement.  On June 23, 2010, the Company amended and restated the Original Holdings Note by issuing the Holdings Note to Holdings, which increased the principal amount of such note to $28,107,000 (representing outstanding principal plus accrued interest payment date) and amended Holding's right to proceeds from the sale or issuance of equity or debt securities during such time as Holdings holds Series U Units.  The Holdings Note is convertible into Series U Units, at the option of Holdings, at the price of $3,000 per Unit.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  Principal and interest may be paid only after payment in full under the Credit Agreement.  As of September 30, 2011 and 2010, there was $31,663,730 and $29,290,300 outstanding under the Holdings Note, respectively, and approximately $425,500 and $404,000 of accrued interest due to Holdings as of September 30, 2011 and 2010, respectively.

The Company entered into the Holdings Revolving Note, providing for the extension of a maximum of $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to $3,750,000 at the Company's request under the Holdings Revolving Note; amounts in excess of $3,750,000 may be advanced by Holdings in its discretion.  Interest accrues at the rate of 7.5 percent over six-month LIBOR (with a floor of 3.00%) or 10.5 percent over the six-month LIBOR if the Company is in default.  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Revolving Note so long as it is in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of September 30, 2011 and 2010, the balance outstanding was $3,000,000 and $0, respectively, under the Holdings Revolving Note.

In December, 2008, the Company and Bunge entered into other various agreements. Under a Lease Agreement (the "Lease Agreement"), the Company leased from Bunge a grain elevator located in Council Bluffs, Iowa, for approximately $67,000 per month.  The lease was terminated on May 1, 2011. Expenses for the twelve months ended September 30, 2011 and 2010 were $467,063 and $799,964, respectively, under the Lease Agreement.

Under the Ethanol Agreement, the Company sells Bunge all of the ethanol produced at its facility, and Bunge purchases the same, up to the facility's nameplate capacity of 110,000,000 gallons a year.  The Company pays Bunge a per-gallon fee for ethanol sold by Bunge, subject to a minimum annual fee of $750,000 and adjusted according to specified indexes after three years.  The initial term of the agreement, which commenced August 20, 2009, is three years and it will automatically renew for successive three-year terms unless one party provides the other with notice of their election to terminate 180 days prior to the end of the term.  The Company has incurred expenses of $1,820,836 and $773,060 during the twelve months ended September 30, 2011 and 2010, respectively, under the Ethanol Agreement.

Under a Risk Management Services Agreement effective January 1, 2009, Bunge agreed to provide the Company with assistance in managing its commodity price risks for a quarterly fee of $75,000.  The agreement has an initial term of three years and will automatically renew for successive three year terms, unless one party provides the other notice of their election to terminate 180 days prior to the end of the term.  Expenses under this agreement for the twelve months ended September 30, 2011 and 2010 were $300,000.

On June 26, 2009, the Company executed a Railcar Agreement with Bunge for the lease of 325 ethanol cars and 300 hopper cars which are used for the delivery and marketing of ethanol and distillers grains.  Under the Railcar Agreement, the Company leases railcars for terms lasting 120 months and continuing on a month to month basis thereafter.  The Railcar Agreement will terminate upon the expiration of all railcar leases.  Expenses under this agreement for the twelve months ended September 30, 2011 and September 30, 2010 were $4,855,718 and $4,855,683, respectively.

On October 13, 2006, the Company entered into the DG Agreement with Bunge, under which Bunge is obligated to purchase from the Company and the Company is obligated to sell to Bunge all distillers grains produced at the Facility.  If the Company finds another purchaser for distillers grains offering a better price for the same grade, quality, quantity, and delivery period, it can ask Bunge to either market directly to the other purchaser or market to another purchaser on the same terms and pricing.  The Company expensed $1,725,423 and $977,658 in fees during Fiscal 2011 and Fiscal 2010, respectively.

The initial ten year term of the DG Agreement began February 1, 2009.  The DG Agreement automatically renews for additional three year terms unless one party provides the other party with notice of election to not renew 180 days or more prior to expiration.  Under the DG Agreement, Bunge pays the Company a purchase price equal to the sales price minus the marketing fee and transportation costs.  The sales price is the price received by Bunge in a contract consistent with the DG Marketing Policy or the spot price agreed to between Bunge and the Company.  Bunge receives a marketing fee consisting of a percentage of the net sales price, subject to a minimum yearly payment of $150,000.  Net sales price is the sales price less the transportation costs and rail lease charges.  The transportation costs are all freight charges, fuel surcharges, and other accessorial charges applicable to delivery of distillers grains.  Rail lease charges are the monthly lease payment for rail cars along with all administrative and tax filing fees for such leased rail cars.

On August 26, 2009, in connection with the Company's issuance of the Holdings Note, the Company also executed that Bunge Agreement - Equity Matters (the "Holdings Equity Agreement"), which was subsequently amended on June 17, 2010, under which (i) Holdings has preemptive rights to purchase new securities issued by the Company, and (ii) the Company is required to redeem any Series U Units held by Holdings with 76% of the proceeds received by the Company from the issuance of equity or debt securities.

On November 12, 2010, the Company entered into a Corn Oil Agency Agreement with Bunge to market its corn oil (the "Corn Oil Agency Agreement").  The Corn Oil Agency Agreement has an initial term of three years and will automatically renew for successive three-year terms unless one party provides the other notice of their election to terminate 180 days prior to the end of the term.  Expenses under this agreement for the twelve months ended September 30, 2011 and 2010 were $87,870 and $0, respectively.

ICM

On November 1, 2006, in consideration of its agreement to invest $6,000,000 in the Company, ICM became the sole Series C Member.  As part of ICM's agreement to invest in Series C Units, the Operating Agreement provides that the Company will not, without ICM's approval (i) issue additional Series C Units, (ii) create any additional Series of Units with rights senior to the Series C Units, (iii) modify the Operating Agreement to adversely impact the rights of Series C Unit holders, or (iv) repurchase or redeem any Series C Units.  Additionally, ICM, as the sole Series C Unit owner, is afforded the right to elect one Series C Director to the Board so long as ICM remains a Series C Member.

On June 17, 2010, the Company issued the ICM Term Note in the amount of $9,970,000, which is convertible at the option of ICM into Series C Units at a conversion price of $3,000 per unit.  As of September 30, 2011 and 2010, there was approximately $10,903,000 and $10,061,000 outstanding under the ICM Term Note, respectively, and approximately $146,500 and $139,000 of accrued interest due to ICM as of September 30, 2011 and 2010, respectively.

Additionally, to induce ICM to agree to the ICM Term Note, the Company entered into an equity agreement with ICM (the "ICM Equity Agreement") on June 17, 2010, whereby ICM (i) retains preemptive rights to purchase new securities in the Company, and (ii) the Company is required to redeem any Series C Units ICM converts debt under the ICM Note into with 24% of the proceeds received by the Company from the issuance of equity or debt securities.

On July 13, 2010, the Company entered into a Joint Defense Agreement (the "Joint Defense Agreement") with ICM, which contemplates that the Company may purchase from ICM one or more Tricanter centrifuges (the "Centrifuges").  Because such equipment has been the subject of certain legal actions regarding potential patent infringement, the Joint Defense Agreement provides that: (i) that the parties may, but are not obligated to, share information and materials that are relevant to the common prosecution and/or defense of any such patent litigation regarding the Centrifuges (the "Joint Defense Materials"), (ii) that any such shared Joint Defense Materials will be and remain confidential, privileged and protected (unless such Joint Defense Materials cease to be privileged, protected or confidential through no violation of the Joint Defense Agreement), (iii) upon receipt of a request or demand for disclosure of Joint Defense Material to a third party, the party receiving such request or demand will consult with the party that provided the Joint Defense Materials and if the party that supplied the Joint Defense Materials does not consent to such disclosure then the other party will seek to protect any disclosure of such materials, (iv) that neither party will disclose Joint Defense Materials to a third party without a court order or the consent of the party who initially supplied the Joint Defense Materials, (v) that access to Joint Defense Materials will be restricted to each party's outside attorneys, in-house counsel, and retained consultants, (vi) that Joint Defense Materials will be stored in secured areas and will be used only to assist in prosecution and defense of the patent litigation and (vii) if there is a dispute between us and ICM, then each party waives its right to claim that the other party's legal counsel should be disqualified by reason of this the Joint Defense Agreement or receipt of Joint Defense Materials.  The Joint Defense Agreement will terminate the earlier to occur of (x) upon final resolution of all patent litigation and (y) a party providing ten (10) days advance written notice to the other party of its intent to withdraw from the Joint Defense Agreement.  No payments have been made by either party under the Joint Defense Agreement.

On August 25, 2010, the Company entered into a Tricanter Purchase and Installation Agreement (the "Tricanter Agreement") with ICM, pursuant to which ICM sold the Company a tricanter oil separation system (the "Tricanter Equipment").  In addition, ICM installed the equipment at the Company's ethanol plant in Council Bluffs, Iowa.  As of September 30, 2011 and September 30, 2010, the Company paid $2,592,500 and $0, respectively, related to the Tricanter Agreement.

Commitments	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Commitments [Abstract]
Commitments
Note 9:  Commitments

The Company has entered into a steam contract with an unrelated party under which the vendor agreed to provide the steam required by the Company, up to 475,000 pounds per hour. The Company agreed to pay a net energy rate for all steam provided under the contract as well as a monthly demand charge. The net energy rate is set for the first three years then adjusted each year beginning on the third anniversary date.  The steam contract will remain in effect until January 1, 2019.  Expenses under this agreement for the three months ended December 31, 2011 and 2010 were $2,861,508 and $2,344,289, respectively.

Note 10:    Commitments

The Company has entered into a steam contract with an unrelated party under which the vendor agreed to provide the steam required by the Company, up to 475,000 pounds per hour. The Company agreed to pay a net energy rate for all steam provided under the contract as well as a monthly demand charge. The net energy rate is set for the first three years then adjusted each year beginning on the third anniversary date.  The steam contract will remain in effect until January 1, 2019.  Expenses under this agreement for the year ended September 30, 2011 and 2010 were $10,984,798 and $11,089,373, respectively.

In April, 2008 the Company entered into a Firm Throughput Service Agreement with a natural gas supplier, an unrelated party, under which the vendor agreed to provide the gas required by the Company, up to 900 Dth per day. The Company agreed to pay the maximum reservation and commodity rates as provided under the vendor's FERC Gas Tariff as revised from time to time, as well as other additional charges. The agreement specifies an in-service date of October 1, 2008, and the term of the agreement is seven years.  Expenses for the year ended September 30, 2011 and 2010 were $40,217 and $32,089, respectively.

The Company purchased 70,608 and 68,601 kilowatts of electricity for the years ended September 30, 2011 and 2010, respectively, from an unrelated party, MidAmerica Energy Company ("MidAm") under an Electric Service Contract ("Electric Contract") dated December 15, 2006.  Under the Electric Contract, the Company is allowed to install a standby generator, which would operate in the event MidAm is unable to provide the Company with electricity.

In the Electric Contract, the Company agreed to own and operate a 13kV switchgear with metering bay, all distribution transformers, and all 13kV and low voltage cable on the Company's side of the switchgear.  The Company agreed to pay (i) a service charge of $200 per meter, (ii) a demand charge of $3.38 in the Summer and $2.89 in the Winter (iii) a reactive demand charge of $0.49/kVAR of reactive demand in excess of 50% of billing demand, (iv) an energy charge ranging from $0.03647 to $0.01837 per kilowatt hour, depending on the amount of usage and season, (v) tax adjustments, (vi) AEP and energy efficiency cost recovery adjustments, and (vii) a CNS capital additions tracker.  These rates only apply to the primary voltage electric service provided under the Electric Contract.  The electric service will continue at these prices for up to 60 months, but in any event will terminate on June 30, 2012.  The pricing under the Electric Contract is based on the assumptions that the Company will have an average billing demand of 7,300 kilowatts per month and that the Company will average an 85% load factor over a 12 month period.  If these assumptions are not met, the Company will pay the most applicable tariff rate.  Additionally, at any time, the Company may elect to be charged under one of MidAm's electric tariffs.

In January, 2007, the Company entered into an agreement with an unrelated party, Iowa Interstate Railroad, LTD, to provide the transportation of the Company's commodities from Council Bluffs, Iowa to an agreed upon customer location.   The agreement continues for five years and will automatically renew for additional one year periods unless cancelled by either party.  The Company agreed to pay a mutually agreed upon rate per car.  Expenses for the year ended September 30, 2011 and 2010 were approximately $574,058 and $735,884, respectively, of which approximately $45,850 was included in accounts payable each year.

In August, 2008, the Company entered into an agreement with an unrelated party which establishes terms governing the Company's purchase of natural gas.  The agreement commenced in August, 2008 and has a term of two years.  The agreement was renewed in the spring of 2011 for an additional one year period.  The Company has incurred expenses of $3,358,519 and $3,135,678, for the year ended September 30, 2011 and 2010, respectively.

The Company leases certain equipment, vehicles, and operating facilities under non-cancellable operating leases that expire on various dates through 2017.  The future minimum lease payments required under these leases are approximately $5,181,000 in 2012, $5,578,000 in 2013, $5,531,000 in 2014, $5,398,000 in 2015, $5,398,000 in 2016 and $13,186,000 thereafter.  Rent expense related to operating leases for the years ended September 30, 2011 and 2010 was $5,633,982 and $5,937,612, respectively.

Major Customers	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Major Customers [Abstract]
Major Customers
Note 10:  Major Customers

On August 20, 2009, the Company entered into the Ethanol Agreement with Bunge (a related party), for marketing, selling, and distributing all of the ethanol and distillers grains with solubles produced by the Company.  The Company has expensed $1,096,384 and $586,238 in marketing fees under this agreement for the three months ended December 31, 2011 and 2010, respectively.  Revenues with this customer were $92,884,561 and $62,066,267, respectively, for the three months ended December 31, 2011 and 2010.   Trade accounts receivable due from this customer were $16,460,473 and $17,642,245 at December 31, 2011 and 2010, respectively.  The Ethanol Agreement was replaced with a new ethanol sales agreement with Bunge on January 1, 2012.

Note 11:    Major Customers

On August 20, 2009, the Company entered into the Ethanol Agreement for marketing, selling, and distributing all of the ethanol and distillers grains with solubles produced by the Company.  The Company has expensed $3,546,259 and $1,750,718 in marketing fees under this agreement for the twelve months ended September 30, 2011 and 2010, respectively.  Revenues with this customer were $327,849,110 and $207,833,200, respectively, for the twelve months ended September 30, 2011 and 2010.   Trade accounts receivable due from this customer were $17,642,245 and $23,392,670 September 30, 2011 and 2010, respectively.

Contingent Liability	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Contingent Liability [Abstract]
Contingent Liability
Note 11:  Contingent Liability

On March 24, 2011, the Company received a letter from the Environmental Protection Agency (the "EPA") alleging violations of environmental regulations which could lead to the imposition of a civil penalty.  In the letter, EPA offered the Company an opportunity to negotiate a resolution of the matter.  The Company and EPA are finalizing a consent agreement and final order, which is acceptable to the Company.  Based on the draft consent agreement and final order as of December 31, 2011, the Company established a reserve of $50,000 in anticipation of funding a supplemental environmental project and assessment of a civil penalty in this matter. The violations alleged in the letter have been addressed and the Company is aware of no ongoing violations with respect to the matters addressed in the letter.

Note 12:    Contingent Liability

On March 24, 2011, the Company received a letter from the Environmental Protection Agency (the "EPA") alleging violations of environmental regulations which could lead to the imposition of a civil penalty.  In the letter, EPA offered the Company an opportunity to negotiate a resolution of the matter.  The Company and EPA are currently attempting to negotiate a resolution and, to that end, the Company will be providing additional information to the EPA regarding the alleged violations.  Based on the information available as of September 30, 2011, the Company established a reserve of $50,000 in anticipation of the potential for assessment of a civil penalty in this matter. The violations alleged in the letter have been addressed and the Company is aware of no ongoing violations with respect to the matters addressed in the letter.